AllianceBernstein All Market Income Portfolio
ALLIANCEBERNSTEIN ALL MARKET INCOME PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek current income with consideration of capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page [__] of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page [__] of the Fund's SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein All Market Income Portfolio	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein All Market Income Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.04%	0.06%	0.04%	0.26%	0.20%	0.12%	0.02%
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Other Expenses	[1]	0.27%	0.29%	0.27%	0.49%	0.43%	0.35%	0.25%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.44%	2.21%	1.19%	1.91%	1.60%	1.27%	1.17%
Fee Waiver and/or Expense Reimbursement	[2]	(0.45%)	(0.47%)	(0.45%)	(0.67%)	(0.61%)	(0.53%)	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.99%	1.74%	0.74%	1.24%	0.99%	0.74%	0.74%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through ____________, 2015 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .99%, 1.74%, .74%, 1.24%, .99%, .74% and .74% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations. In addition, the Adviser has contractually agreed to waive its management fees and/or bear Fund expenses through __________, 2015 in an amount equal to the Fund's share of all fees and expenses of any AllianceBernstein Mutual Funds in which the Fund invests.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein All Market Income Portfolio (USD $)	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	522	277	76	126	101	76	76
After 3 Years	819	646	333	535	445	350	329

For the share class listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption (USD $)	AllianceBernstein All Market Income Portfolio Class C
After 1 Year	177
After 3 Years	646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
The Adviser will allocate the Fund's investments primarily among a broad range of income-producing securities, including common stock of companies that regularly pay dividends (including real estate investment trusts), debt securities (including high-yield debt securities), preferred stocks, and derivatives related to these types of securities. In addition, the Fund may engage in certain alternative income strategies that generally utilize derivatives to diversify sources of income and manage risk. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries.

In selecting equity securities for the Fund, the Adviser will focus on securities that have high dividend yields and are undervalued by the market relative to their long-term earnings potential. The Adviser intends to gain exposure to high-yield debt securities through investment in the AllianceBernstein High Income Fund and, may, in the future gain such exposure through direct investments in high-income securities. It is expected that the Fund will pursue a number of generally derivatives-based alternative investment strategies, such as taking long positions in currency derivatives on higher yielding currencies and/or short positions in currency derivatives on lower yielding currencies.

The Adviser will adjust the Fund's investment exposure utilizing the Adviser's Dynamic Asset Allocation ("DAA") approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund's investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund's risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to directly increasing or decreasing asset class exposure by buying or selling securities in that asset class, the Adviser may pursue DAA implementation for the Fund by investing in derivatives and exchange-traded funds ("ETFs").

The Adviser intends to utilize a variety of derivatives in its management of the Fund. The Adviser may use derivatives to gain exposure to an asset class, such as using interest rate derivatives to gain exposure to sovereign bonds. As noted above, the Adviser may separately pursue certain alternative investment strategies that utilize derivatives, and may enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives and short sales of securities, the Fund will frequently be leveraged, with gross investment exposure substantially in excess of its net assets.

Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come both from investments in equity and debt securities priced or denominated in foreign currencies and from direct holdings of foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
PRINCIPAL RISKS

  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened with respect to investments in emerging-market countries, where there may be an increased amount of economic, political and social instability.

  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

  Short Sale Risk: Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund's investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

  Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

  Diversification Risk: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.

  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.